Condensed Financial Information of the Company - Consolidated Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets
Cash and cash equivalents	¥ 1,506,625	$ 215,445	¥ 1,833,031
Accounts receivable, net	468,058	66,931	473,619
Short-term investments	9,527	1,362	335
Prepayments and other current assets, net	1,154,774	165,132	1,365,761
Total current assets	3,233,805	462,429	3,779,680
Non-current assets
Long-term investments	688,459	98,448	817,330
Other non-current assets	77,521	11,085	86,059
Total non-current assets	1,450,067	207,356	1,724,621
Total assets	4,683,872	669,785	5,504,301
Current liabilities
Accrued expenses and other current liabilities	2,264,659	323,842	2,756,805
Income tax payable	54,430	7,783	35,804
Total current liabilities	2,549,391	364,558	3,081,781
Deferred tax liabilities	21,711	3,105	43,046
Other non-current liabilities	154,422	22,082	172,348
Total non-current liabilities	176,133	25,187	215,394
Total liabilities	2,725,524	389,745	3,297,175
Redeemable noncontrolling interests	197,560	28,251	189,725
Shareholders' equity
Additional paid-in capital	2,736,117	391,260	2,722,504
Accumulated losses	(1,490,947)	(213,203)	(1,232,577)
Accumulated other comprehensive income	362,245	51,800	410,423
Total shareholders' equity	1,607,669	229,893	1,900,598
Total liabilities, mezzanine equity and shareholder's equity	4,683,872	669,785	5,504,301
Related Party [Member]
Current assets
Due from subsidiaries and related parties, net	94,821	13,559	106,934
Current liabilities
Due to subsidiaries and related parties	18,613	2,662	69,606
Common Class A [Member]
Shareholders' equity
Ordinary shares	85	12	83
Common Class B [Member]
Shareholders' equity
Ordinary shares	169	24	165
Parent Company [Member]
Current assets
Cash and cash equivalents	111,872	15,997	156,153
Prepayments and other current assets, net	477	68	2,442
Due from subsidiaries and related parties, net	2,673,149	382,255
Total current assets	2,785,498	398,320	2,852,877
Non-current assets
Long-term investments	10,263	1,468	75,831
Contractual interests in VIEs and their subsidiaries			57,067
Total non-current assets	10,263	1,468	132,898
Total assets	2,795,761	399,788	2,985,775
Current liabilities
Accrued expenses and other current liabilities	8,052	1,153	10,822
Investment deficit in subsidiaries	438,345	62,682	325,009
Contractual interests in VIEs	9,436	1,349
Due to subsidiaries and related parties	577,127	82,528
Income tax payable	13,225	1,891	13,526
Total current liabilities	1,046,185	149,603	939,517
Deferred tax liabilities			531
Other non-current liabilities	141,907	20,292	145,129
Total non-current liabilities	141,907	20,292	145,660
Total liabilities	1,188,092	169,895	1,085,177
Shareholders' equity
Additional paid-in capital	2,736,117	391,260	2,722,504
Accumulated losses	(1,490,947)	(213,203)	(1,232,577)
Accumulated other comprehensive income	362,245	51,800	410,423
Total shareholders' equity	1,607,669	229,893	1,900,598
Total liabilities, mezzanine equity and shareholder's equity	2,795,761	399,788	2,985,775
Parent Company [Member] | Related Party [Member]
Current assets
Due from subsidiaries and related parties, net			2,694,282
Current liabilities
Due to subsidiaries and related parties			590,160
Parent Company [Member] | Common Class A [Member]
Shareholders' equity
Ordinary shares	85	12	83
Parent Company [Member] | Common Class B [Member]
Shareholders' equity
Ordinary shares	¥ 169	$ 24	¥ 165